Employee Future Benefits - Defined Contribution Plan (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost recognized	$ 63	$ 58
DBP Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	52
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	$ 10